Reinsurance - Summary of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Ceded Credit Risk [Line Items]
Reinsurance recoverable	$ 6,001	$ 7,257
Global Atlantic
Ceded Credit Risk [Line Items]
Reinsurance recoverable	3,914	5,090
Protective Life
Ceded Credit Risk [Line Items]
Reinsurance recoverable	1,723	1,760
Other Reinsurer
Ceded Credit Risk [Line Items]
Reinsurance recoverable	$ 364	$ 407